Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Federal corporate income tax rate		35.00%
Approximate effective statutory rate of corporate income tax			30.60%	30.60%	30.60%
Operating loss carryforwards			¥ 228,637
Tax credit carryforwards			72,360
Maximum [Member]
Income Taxes [Line Items]
Reasonably possible decrease in unrecognized tax benefits			¥ 2,400
Tax Cuts & Jobs Act [Member]
Income Taxes [Line Items]
Federal corporate income tax rate	21.00%
Change in income tax expense (benefit) resulting from change in tax laws					¥ (10,395)
Due to Commencement of Certain Subsidiary's Application of Consolidated Corporate-Tax System [Member]
Income Taxes [Line Items]
Addition (release) of valuation allowance					¥ (53,360)
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member]
Income Taxes [Line Items]
Percentage of dividend that can be excluded from the taxable income			95.00%
Percentage of taxable dividends over the amount received from certain foreign subsidiaries			5.00%
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member] | Minimum [Member]
Income Taxes [Line Items]
Percentage of outstanding shares held in a foreign company who declared a dividend			25.00%
Continuous holding period on the date the dividend is declared by a foreign company			6 months